GOODWILL (Details Narrative) - USD ($)				12 Months Ended
	Apr. 20, 2022	Apr. 03, 2019	Nov. 22, 2017	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020	Oct. 30, 2024	Dec. 27, 2023
Restructuring Cost and Reserve [Line Items]
Cash				$ 38,742	$ 607,869		$ 40,000	$ 40,000
Goodwill				6,592,304	6,592,304
Number of shares issued, value				1,000,000	2,000,000
Goodwill impairment				0	0
Axxum Technologies LLC [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill				5,153,266	5,153,266
Axxum Technologies LLC [Member] | Share Transfer Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Equity interest percentage			100.00%
Cash			$ 6,500,000
Convertible subordinated promissory notes			500,000
Purchase cost			6,500,000
Pmissory notes			500,000
Capitalized transaction costs			140,005
Adjustment in working capital			573,150
Total purchase cost			6,566,855
Net asset value			1,413,589
Goodwill			5,153,266
Axxum Technologies LLC [Member] | Share Transfer Agreement [Member] | One [Member]
Restructuring Cost and Reserve [Line Items]
Convertible subordinated promissory notes			250,000
Axxum Technologies LLC [Member] | Share Transfer Agreement [Member] | Two [Member]
Restructuring Cost and Reserve [Line Items]
Convertible subordinated promissory notes			$ 250,000
Cloudburst Security LLC [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill				$ 1,439,038	$ 1,439,038
Goodwill written off						$ 1,400,000
Goodwill impairment						$ 1,400,000
Cloudburst Security LLC [Member] | Share Transfer Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Capitalized transaction costs		$ 62,305
Total purchase cost		3,162,305
Net asset value		323,267
Contingent earnout		$ 1,400,000
Cloudburst Security LLC [Member] | Membership Interest Purchase Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Equity interest percentage		100.00%
Cash		$ 500,000
Purchase cost		500,000
Pmissory notes	$ 900,000	900,000
Goodwill		$ 2,839,038
Number of shares issued	186,048	186,048
Number of shares issued, value		$ 300,000
Cloudburst Security LLC [Member] | Membership Interest Purchase Agreement [Member] | One Equity Holder [Member]
Restructuring Cost and Reserve [Line Items]
Pmissory notes		$ 540,000
Number of shares issued		111,628
Cloudburst Security LLC [Member] | Membership Interest Purchase Agreement [Member] | Two Equity Holder [Member]
Restructuring Cost and Reserve [Line Items]
Pmissory notes		$ 360,000
Number of shares issued		74,420